UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Credit Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.0%

	CORPORATE BONDS – 96.0%

	Airlines – 1.1%

$100	American Airlines Group Inc., 144A	4.625%	3/01/20	B+	$97,937

	Building Products – 2.2%

100	Masonite International Corporation, 144A	5.625%	3/15/23	BB–	102,500

100	USG Corporation, 144A	5.500%	3/01/25	BB	102,000
200	Total Building Products				204,500

	Chemicals – 1.1%

100	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	104,500

	Commercial Services & Supplies – 3.7%

400	Jurassic Holdings III, 144A	6.875%	2/15/21	B–	348,000

	Communications Equipment – 5.3%

500	Avaya Inc., 144A	7.000%	4/01/19	B1	496,250

	Consumer Finance – 1.3%

100	First Data Corporation	11.750%	8/15/21	CCC+	115,625

	Diversified Consumer Services – 2.2%

200	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	203,500

	Diversified Financial Services – 1.1%

100	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	103,625

	Diversified Telecommunication Services – 1.0%

100	IntelSat Limited	8.125%	6/01/23	CCC+	92,000

	Energy Equipment & Services – 2.4%

400	Offshore Group Investment Limited	7.125%	4/01/23	B–	227,000

	Food & Staples Retailing – 4.2%

266	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	284,620

100	Rite Aid Corporation, 144A, (WI/DD)	6.125%	4/01/23	B	102,500
366	Total Food & Staples Retailing				387,120

	Food Products – 2.3%

100	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	102,250

100	WhiteWave Foods Company	5.375%	10/01/22	BB–	107,500
200	Total Food Products				209,750

	Health Care Equipment & Supplies – 1.7%

100	Kinetic Concepts	12.500%	11/01/19	CCC+	109,250

50	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	44,375
150	Total Health Care Equipment & Supplies				153,625

Nuveen Investments	1

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 4.3%

$215	Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	$219,838

200	Scientific Games Corporation	8.125%	9/15/18	B–	180,000
415	Total Hotels, Restaurants & Leisure				399,838

	Insurance – 2.2%

200	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	205,000

	Internet & Catalog Retail – 1.1%

100	Netflix Incorporated, 144A	5.500%	2/15/22	B+	102,250

	IT Services – 1.1%

100	CDW LLC Finance	5.000%	9/01/23	B+	101,500

	Marine – 1.1%

100	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	104,500

	Media – 9.4%

400	Affinion Investments LLC	13.500%	8/15/18	CCC–	244,000

412	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	327,635

100	Dish DBS Corporation	5.875%	11/15/24	BB–	100,125

100	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B+	102,000

100	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	100,500
1,112	Total Media				874,260

	Metals & Mining – 2.1%

200	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	198,750

	Multiline Retail – 1.1%

100	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	105,250

	Oil, Gas & Consumable Fuels – 10.3%

125	EnQuest PLC, 144A	7.000%	4/15/22	B	88,750

400	Gulfport Energy Corporation	7.750%	11/01/20	B	410,000

260	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	237,900

100	Sabine Pass Liquefaction LLC, 144A	5.625%	3/01/25	BB+	98,875

200	Sandridge Energy Inc.	7.500%	3/15/21	B2	124,000
1,085	Total Oil, Gas & Consumable Fuels				959,525

	Pharmaceuticals – 2.3%

100	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	104,000

80	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	82,000

30	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	31,050
210	Total Pharmaceuticals				217,050

	Professional Services – 1.1%

100	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	100,625

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 6.2%

$100	Avis Budget Car Rental, 144A	5.250%	3/15/25	BB–	$99,500

528	JCH Parent Inc., 144A	10.500%	3/15/19	Caa2	475,313
628	Total Road & Rail				574,813

	Semiconductors & Semiconductor Equipment – 1.1%

100	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	95,500

	Software – 4.3%

200	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	202,500

200	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	198,062
400	Total Software				400,562

	Specialty Retail – 1.1%

110	Outerwall Inc., 144A	5.875%	6/15/21	BB–	99,275

	Textiles, Apparel & Luxury Goods – 3.1%

300	Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	286,500

	Trading Companies & Distributors – 1.6%

150	United Rentals North America Inc.	5.500%	7/15/25	BB–	152,812

	Transportation Infrastructure – 1.8%

175	CEVA Group PLC, 144A	7.000%	3/01/21	B2	169,750

	Wireless Telecommunication Services – 11.1%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	206,000

300	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	316,500

400	Sprint Corporation	7.875%	9/15/23	B+	408,000

100	UPCB Finance Limited, 144A, (WI/DD)	5.375%	1/15/25	Ba3	100,000
1,000	Total Wireless Telecommunication Services				1,030,500
$9,401	Total Long-Term Investments (cost $9,431,980)				8,921,692

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.3%

	REPURCHASE AGREEMENTS – 3.3%

$303	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $302,718, collateralized by $300,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $312,000	0.000%	4/01/15		$302,718
	Total Short-Term Investments (cost $302,718)				302,718
	Total Investments (cost $9,734,698) – 99.3%				9,224,410

Nuveen Investments	3

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIES SOLD SHORT – (1.0)% (3)

	CORPORATE BONDS SOLD SHORT – (1.0)%

	Aerospace & Defense – (1.0)%

$(100)	Bombardier Inc., 144A	5.750%	3/15/22	B+	$(94,250)
	Total Corporate Bonds Sold Short (proceeds $95,000)				(94,250)
	Other Assets Less Liabilities – 1.7% (4)				153,736
	Net Assets – 100%				$9,283,896

Investments in Derivatives as of March 31, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (5)	Current Credit Spread (6)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	New Albertsons, Inc.	Sell	4.400%	$100,000	5.000%	9/20/19	$7,865	$5,672
Citibank N.A.	Staples, Inc.	Buy	2.035	400,000	1.000	6/20/20	16,803	(2,551)
Citibank N.A.	Weatherford Int.	Buy	3.770	200,000	1.000	6/20/20	20,779	(3,406)
Goldman Sachs	Avon Products, Inc.	Buy	6.904	150,000	5.000	6/20/20	6,266	(4,727)
JPMorgan	Avon Products, Inc.	Buy	6.950	100,000	5.000	6/20/20	4,177	(3,314)
JPMorgan	Nabors Industries Ltd.	Buy	4.400	400,000	1.000	6/20/20	44,295	(13,335)
JPMorgan	Transocean Ltd.	Buy	8.250	200,000	1.000	6/20/20	53,856	1,088
JPMorgan	Toys “R” Us, Inc.	Buy	17.834	100,000	5.000	6/20/20	29,883	(3,390)
JPMorgan	Time Warner, Inc.	Buy	0.665	300,000	1.000	6/20/20	(5,614)	(8,349)
JPMorgan	Weatherford Int.	Buy	3.770	100,000	1.000	6/20/20	10,389	(1,703)
JPMorgan	United States Steel Corporation	Buy	5.830	200,000	5.000	6/20/20	(11)	(6,651)
Morgan Stanley	Teck Resources Ltd.	Buy	3.270	100,000	1.000	6/20/20	7,098	(2,979)
				$2,350,000			$195,786	$(43,645)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$8,921,692	$—	$8,921,692
Short-Term Investments:
Repurchase Agreements	—	302,718	—	302,718
Securities Sold Short:
Corporate Bonds Sold Short	—	(94,250)	—	(94,250)
Investments in Derivatives:
Credit Default Swaps*	—	(43,645)	—	(43,645)
Total	$—	$9,086,515	$—	$9,086,515
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding securities sold short and investments in derivatives) was $9,746,748.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$109,072
Depreciation	(631,410)
Net unrealized appreciation (depreciation) of investments	$(522,338)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $2,434,812 have been pledged as collateral for securities sold short.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(5)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015